Schwab Annuity Portfolios
Schwab S&P 500 Index Portfolio

Portfolio Holdings as of September 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 2.4%
Aptiv PLC *	11,387	981,787
Ford Motor Co.	202,973	2,427,557
General Motors Co.	49,484	3,017,040
Tesla, Inc. *	145,671	64,782,807
		71,209,191

Banks 3.5%
Bank of America Corp.	353,745	18,249,704
Citigroup, Inc.	95,564	9,699,746
Citizens Financial Group, Inc.	22,293	1,185,096
Fifth Third Bancorp	34,213	1,524,189
Huntington Bancshares, Inc.	75,874	1,310,344
JPMorgan Chase & Co.	142,744	45,025,740
KeyCorp	48,239	901,587
M&T Bank Corp.	8,085	1,597,758
PNC Financial Services Group, Inc.	20,470	4,113,037
Regions Financial Corp.	46,072	1,214,919
Truist Financial Corp.	66,779	3,053,136
U.S. Bancorp	80,849	3,907,432
Wells Fargo & Co.	166,295	13,938,847
		105,721,535

Capital Goods 5.9%
3M Co.	27,675	4,294,606
A.O. Smith Corp.	5,889	432,311
Allegion PLC	4,476	793,819
AMETEK, Inc.	11,975	2,251,300
Axon Enterprise, Inc. *	4,066	2,917,924
Boeing Co. *	39,253	8,471,975
Builders FirstSource, Inc. *	5,781	700,946
Carrier Global Corp.	41,594	2,483,162
Caterpillar, Inc.	24,319	11,603,811
Cummins, Inc.	7,143	3,016,989
Deere & Co.	13,075	5,978,674
Dover Corp.	7,116	1,187,162
Eaton Corp. PLC	20,209	7,563,218
EMCOR Group, Inc.	2,316	1,504,335
Emerson Electric Co.	29,266	3,839,114
Fastenal Co.	59,491	2,917,439
Fortive Corp.	17,705	867,368
GE Vernova, Inc.	14,132	8,689,767
Generac Holdings, Inc. *	3,039	508,729
General Dynamics Corp.	13,120	4,473,920
General Electric Co.	55,049	16,559,840
Honeywell International, Inc.	32,958	6,937,659
Howmet Aerospace, Inc.	20,951	4,111,215
Hubbell, Inc.	2,774	1,193,680
Huntington Ingalls Industries, Inc.	2,032	585,033
IDEX Corp.	3,862	628,579
Illinois Tool Works, Inc.	13,795	3,597,184
Ingersoll Rand, Inc.	18,696	1,544,664
Johnson Controls International PLC	33,903	3,727,635
L3Harris Technologies, Inc.	9,694	2,960,645
Lennox International, Inc.	1,667	882,443
Lockheed Martin Corp.	10,670	5,326,571
SECURITY	NUMBER OF SHARES	VALUE ($)
Masco Corp.	10,946	770,489
Nordson Corp.	2,763	627,063
Northrop Grumman Corp.	6,995	4,262,193
Otis Worldwide Corp.	20,307	1,856,669
PACCAR, Inc.	27,222	2,676,467
Parker-Hannifin Corp.	6,633	5,028,809
Pentair PLC	8,545	946,444
Quanta Services, Inc.	7,717	3,198,079
Rockwell Automation, Inc.	5,822	2,034,964
RTX Corp.	69,486	11,627,092
Snap-on, Inc.	2,719	942,215
Stanley Black & Decker, Inc.	8,026	596,573
Textron, Inc.	9,351	790,066
Trane Technologies PLC	11,533	4,866,465
TransDigm Group, Inc.	2,925	3,855,208
United Rentals, Inc.	3,346	3,194,292
Westinghouse Air Brake Technologies Corp.	8,892	1,782,579
WW Grainger, Inc.	2,282	2,174,655
Xylem, Inc.	12,643	1,864,842
		175,646,881

Commercial & Professional Services 1.0%
Automatic Data Processing, Inc.	21,026	6,171,131
Broadridge Financial Solutions, Inc.	6,066	1,444,739
Cintas Corp.	17,815	3,656,707
Copart, Inc. *	46,066	2,071,588
Dayforce, Inc. *	8,341	574,612
Equifax, Inc.	6,446	1,653,592
Jacobs Solutions, Inc.	6,174	925,236
Leidos Holdings, Inc.	6,688	1,263,764
Paychex, Inc.	16,796	2,129,061
Paycom Software, Inc.	2,592	539,499
Republic Services, Inc.	10,533	2,417,113
Rollins, Inc.	14,641	860,012
Veralto Corp.	12,908	1,376,122
Verisk Analytics, Inc.	7,264	1,826,969
Waste Management, Inc.	19,262	4,253,627
		31,163,772

Consumer Discretionary Distribution & Retail 5.6%
Amazon.com, Inc. *	503,805	110,620,464
AutoZone, Inc. *	870	3,732,509
Best Buy Co., Inc.	10,179	769,736
CarMax, Inc. *	7,857	352,544
eBay, Inc.	23,672	2,152,968
Genuine Parts Co.	7,228	1,001,801
Home Depot, Inc.	51,648	20,927,253
LKQ Corp.	13,366	408,198
Lowe's Cos., Inc.	29,093	7,311,362
O'Reilly Automotive, Inc. *	44,087	4,753,019
Pool Corp.	1,701	527,429
Ross Stores, Inc.	16,936	2,580,877
TJX Cos., Inc.	57,913	8,370,745
Tractor Supply Co.	27,596	1,569,384
Ulta Beauty, Inc. *	2,322	1,269,553
Williams-Sonoma, Inc.	6,355	1,242,085
		167,589,927

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 0.6%
Deckers Outdoor Corp. *	7,675	778,015
DR Horton, Inc.	14,424	2,444,435
Garmin Ltd.	8,478	2,087,453
Hasbro, Inc.	6,902	523,517
Lennar Corp., Class A	11,791	1,486,138
Lululemon Athletica, Inc. *	5,649	1,005,127
Mohawk Industries, Inc. *	2,728	351,694
NIKE, Inc., Class B	61,735	4,304,781
NVR, Inc. *	149	1,197,164
PulteGroup, Inc.	10,218	1,350,104
Ralph Lauren Corp.	2,004	628,374
Tapestry, Inc.	10,822	1,225,267
		17,382,069

Consumer Services 1.9%
Airbnb, Inc., Class A *	22,336	2,712,037
Booking Holdings, Inc.	1,682	9,081,572
Carnival Corp. *	56,177	1,624,077
Chipotle Mexican Grill, Inc. *	69,476	2,722,764
Darden Restaurants, Inc.	6,075	1,156,437
Domino's Pizza, Inc.	1,617	698,075
DoorDash, Inc., Class A *	19,225	5,229,008
Expedia Group, Inc.	6,121	1,308,364
Hilton Worldwide Holdings, Inc.	12,231	3,173,211
Las Vegas Sands Corp.	15,993	860,264
Marriott International, Inc., Class A	11,717	3,051,576
McDonald's Corp.	37,044	11,257,301
MGM Resorts International *	10,643	368,886
Norwegian Cruise Line Holdings Ltd. *	23,373	575,677
Royal Caribbean Cruises Ltd.	13,127	4,247,635
Starbucks Corp.	59,069	4,997,237
Wynn Resorts Ltd.	4,363	559,642
Yum! Brands, Inc.	14,441	2,195,032
		55,818,795

Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	23,022	21,309,854
Dollar General Corp.	11,466	1,185,011
Dollar Tree, Inc. *	10,056	948,985
Kroger Co.	31,500	2,123,415
Sysco Corp.	24,872	2,047,961
Target Corp.	23,569	2,114,139
Walmart, Inc.	227,851	23,482,324
		53,211,689

Energy 2.9%
APA Corp.	18,576	451,025
Baker Hughes Co.	51,250	2,496,900
Chevron Corp.	99,906	15,514,403
ConocoPhillips	64,834	6,132,648
Coterra Energy, Inc.	39,817	941,672
Devon Energy Corp.	33,027	1,157,927
Diamondback Energy, Inc.	9,787	1,400,520
EOG Resources, Inc.	28,302	3,173,220
EQT Corp.	32,263	1,756,075
Expand Energy Corp.	12,425	1,320,032
Exxon Mobil Corp.	221,312	24,952,928
Halliburton Co.	44,152	1,086,139
Kinder Morgan, Inc.	101,542	2,874,654
Marathon Petroleum Corp.	15,797	3,044,714
Occidental Petroleum Corp.	37,215	1,758,409
ONEOK, Inc.	32,792	2,392,832
Phillips 66	20,934	2,847,443
Schlumberger NV	77,279	2,656,079
SECURITY	NUMBER OF SHARES	VALUE ($)
Targa Resources Corp.	11,207	1,877,621
Texas Pacific Land Corp.	999	932,706
Valero Energy Corp.	16,092	2,739,824
Williams Cos., Inc.	63,393	4,015,946
		85,523,717

Equity Real Estate Investment Trusts (REITs) 1.8%
Alexandria Real Estate Equities, Inc.	8,071	672,637
American Tower Corp.	24,340	4,681,069
AvalonBay Communities, Inc.	7,402	1,429,844
BXP, Inc.	7,541	560,598
Camden Property Trust	5,593	597,221
Crown Castle, Inc.	22,628	2,183,376
Digital Realty Trust, Inc.	16,607	2,871,018
Equinix, Inc.	5,070	3,971,027
Equity Residential	17,997	1,164,946
Essex Property Trust, Inc.	3,345	895,323
Extra Space Storage, Inc.	11,059	1,558,655
Federal Realty Investment Trust	4,130	418,410
Healthpeak Properties, Inc.	35,996	689,323
Host Hotels & Resorts, Inc.	32,984	561,388
Invitation Homes, Inc.	29,263	858,284
Iron Mountain, Inc.	15,300	1,559,682
Kimco Realty Corp.	34,982	764,357
Mid-America Apartment Communities, Inc.	6,077	849,139
Prologis, Inc.	48,201	5,519,979
Public Storage	8,196	2,367,415
Realty Income Corp.	47,414	2,882,297
Regency Centers Corp.	8,376	610,610
SBA Communications Corp.	5,591	1,081,020
Simon Property Group, Inc.	16,975	3,185,698
UDR, Inc.	15,544	579,169
Ventas, Inc.	23,682	1,657,503
VICI Properties, Inc.	55,335	1,804,474
Welltower, Inc.	34,728	6,186,446
Weyerhaeuser Co.	37,716	934,980
		53,095,888

Financial Services 8.1%
American Express Co.	28,177	9,359,272
Ameriprise Financial, Inc.	4,908	2,411,055
Apollo Global Management, Inc.	23,932	3,189,418
Bank of New York Mellon Corp.	36,622	3,990,333
Berkshire Hathaway, Inc., Class B *	95,192	47,856,826
Blackrock, Inc.	7,476	8,716,044
Blackstone, Inc.	38,264	6,537,405
Block, Inc. *	28,462	2,056,949
Capital One Financial Corp.	33,197	7,057,018
Cboe Global Markets, Inc.	5,420	1,329,255
Charles Schwab Corp. (a)	88,081	8,409,093
CME Group, Inc.	18,729	5,060,389
Coinbase Global, Inc., Class A *	11,762	3,969,557
Corpay, Inc. *	3,673	1,058,044
FactSet Research Systems, Inc.	1,958	560,948
Fidelity National Information Services, Inc.	27,060	1,784,336
Fiserv, Inc. *	28,274	3,645,367
Franklin Resources, Inc.	15,865	366,958
Global Payments, Inc.	12,629	1,049,217
Goldman Sachs Group, Inc.	15,715	12,514,640
Interactive Brokers Group, Inc., Class A	23,048	1,585,933
Intercontinental Exchange, Inc.	29,744	5,011,269
Invesco Ltd.	23,049	528,744
Jack Henry & Associates, Inc.	3,759	559,828
KKR & Co., Inc.	35,638	4,631,158
Mastercard, Inc., Class A	42,853	24,375,215

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Moody's Corp.	7,995	3,809,458
Morgan Stanley	62,980	10,011,301
MSCI, Inc.	4,015	2,278,151
Nasdaq, Inc.	23,478	2,076,629
Northern Trust Corp.	9,894	1,331,732
PayPal Holdings, Inc. *	49,489	3,318,732
Raymond James Financial, Inc.	9,175	1,583,605
Robinhood Markets, Inc., Class A *	40,202	5,756,122
S&P Global, Inc.	16,223	7,895,896
State Street Corp.	14,685	1,703,607
Synchrony Financial	19,241	1,367,073
T. Rowe Price Group, Inc.	11,379	1,167,941
Visa, Inc., Class A	88,181	30,103,230
		240,017,748

Food, Beverage & Tobacco 2.1%
Altria Group, Inc.	87,245	5,763,405
Archer-Daniels-Midland Co.	24,989	1,492,843
Brown-Forman Corp., Class B	8,906	241,174
Bunge Global SA	7,252	589,225
Campbell's Co.	10,159	320,821
Coca-Cola Co.	201,069	13,334,896
Conagra Brands, Inc.	24,452	447,716
Constellation Brands, Inc., Class A	7,407	997,501
General Mills, Inc.	27,658	1,394,516
Hershey Co.	7,704	1,441,033
Hormel Foods Corp.	15,005	371,224
J.M. Smucker Co.	5,575	605,445
Kellanova	13,981	1,146,722
Keurig Dr. Pepper, Inc.	70,479	1,797,919
Kraft Heinz Co.	44,162	1,149,979
Lamb Weston Holdings, Inc.	7,264	421,893
McCormick & Co., Inc. - Non Voting Shares	13,189	882,476
Molson Coors Beverage Co., Class B	8,832	399,648
Mondelez International, Inc., Class A	67,258	4,201,607
Monster Beverage Corp. *	36,910	2,484,412
PepsiCo, Inc.	71,071	9,981,211
Philip Morris International, Inc.	80,805	13,106,571
Tyson Foods, Inc., Class A	14,892	808,636
		63,380,873

Health Care Equipment & Services 3.7%
Abbott Laboratories	90,350	12,101,479
Align Technology, Inc. *	3,507	439,147
Baxter International, Inc.	26,943	613,492
Becton Dickinson & Co.	14,862	2,781,721
Boston Scientific Corp. *	76,920	7,509,700
Cardinal Health, Inc.	12,395	1,945,519
Cencora, Inc.	10,081	3,150,615
Centene Corp. *	24,148	861,601
Cigna Group	13,873	3,998,892
Cooper Cos., Inc. *	10,412	713,847
CVS Health Corp.	65,802	4,960,813
DaVita, Inc. *	1,841	244,614
Dexcom, Inc. *	20,383	1,371,572
Edwards Lifesciences Corp. *	30,418	2,365,608
Elevance Health, Inc.	11,709	3,783,412
GE HealthCare Technologies, Inc.	23,627	1,774,388
HCA Healthcare, Inc.	8,514	3,628,667
Henry Schein, Inc. *	5,304	352,026
Hologic, Inc. *	11,628	784,774
Humana, Inc.	6,229	1,620,599
IDEXX Laboratories, Inc. *	4,143	2,646,921
Insulet Corp. *	3,670	1,133,039
Intuitive Surgical, Inc. *	18,609	8,322,503
Labcorp Holdings, Inc.	4,304	1,235,506
SECURITY	NUMBER OF SHARES	VALUE ($)
McKesson Corp.	6,462	4,992,153
Medtronic PLC	66,512	6,334,603
Molina Healthcare, Inc. *	2,782	532,363
Quest Diagnostics, Inc.	5,764	1,098,503
ResMed, Inc.	7,609	2,082,812
Solventum Corp. *	7,729	564,217
STERIS PLC	5,103	1,262,686
Stryker Corp.	17,862	6,603,045
UnitedHealth Group, Inc.	47,015	16,234,279
Universal Health Services, Inc., Class B	2,945	602,076
Zimmer Biomet Holdings, Inc.	10,272	1,011,792
		109,658,984

Household & Personal Products 1.0%
Church & Dwight Co., Inc.	12,602	1,104,313
Clorox Co.	6,323	779,626
Colgate-Palmolive Co.	42,045	3,361,077
Estee Lauder Cos., Inc., Class A	12,100	1,066,252
Kenvue, Inc.	99,805	1,619,835
Kimberly-Clark Corp.	17,211	2,140,016
Procter & Gamble Co.	121,596	18,683,226
		28,754,345

Insurance 1.9%
Aflac, Inc.	25,028	2,795,628
Allstate Corp.	13,710	2,942,852
American International Group, Inc.	28,829	2,264,230
Aon PLC, Class A	11,204	3,995,122
Arch Capital Group Ltd.	19,250	1,746,553
Arthur J Gallagher & Co.	13,320	4,125,737
Assurant, Inc.	2,652	574,423
Brown & Brown, Inc.	15,163	1,422,138
Chubb Ltd.	19,257	5,435,288
Cincinnati Financial Corp.	8,078	1,277,132
Erie Indemnity Co., Class A	1,331	423,471
Everest Group Ltd.	2,190	767,004
Globe Life, Inc.	4,241	606,336
Hartford Insurance Group, Inc.	14,644	1,953,363
Loews Corp.	8,811	884,536
Marsh & McLennan Cos., Inc.	25,523	5,143,650
MetLife, Inc.	28,936	2,383,458
Principal Financial Group, Inc.	10,453	866,658
Progressive Corp.	30,431	7,514,935
Prudential Financial, Inc.	18,343	1,902,903
Travelers Cos., Inc.	11,713	3,270,504
W.R. Berkley Corp.	15,597	1,195,042
Willis Towers Watson PLC	5,043	1,742,104
		55,233,067

Materials 1.8%
Air Products & Chemicals, Inc.	11,540	3,147,189
Albemarle Corp.	6,066	491,831
Amcor PLC	120,572	986,279
Avery Dennison Corp.	4,025	652,734
Ball Corp.	14,115	711,678
CF Industries Holdings, Inc.	8,500	762,450
Corteva, Inc.	35,163	2,378,074
Dow, Inc.	36,755	842,792
DuPont de Nemours, Inc.	21,752	1,694,481
Eastman Chemical Co.	5,900	371,995
Ecolab, Inc.	13,276	3,635,765
Freeport-McMoRan, Inc.	74,475	2,920,909
International Flavors & Fragrances, Inc.	13,276	817,005
International Paper Co.	27,313	1,267,323
Linde PLC	24,342	11,562,450
LyondellBasell Industries NV, Class A	13,324	653,409

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Martin Marietta Materials, Inc.	3,131	1,973,407
Mosaic Co.	16,613	576,139
Newmont Corp.	57,089	4,813,174
Nucor Corp.	11,877	1,608,502
Packaging Corp. of America	4,635	1,010,106
PPG Industries, Inc.	11,684	1,228,105
Sherwin-Williams Co.	12,038	4,168,278
Smurfit WestRock PLC	27,018	1,150,156
Steel Dynamics, Inc.	7,221	1,006,824
Vulcan Materials Co.	6,866	2,112,119
		52,543,174

Media & Entertainment 9.2%
Alphabet, Inc., Class A	301,969	73,408,664
Alphabet, Inc., Class C	242,416	59,040,417
Charter Communications, Inc., Class A *	4,810	1,323,255
Comcast Corp., Class A	191,190	6,007,190
Electronic Arts, Inc.	11,665	2,352,830
Fox Corp., Class A	17,825	1,124,045
Interpublic Group of Cos., Inc.	18,967	529,369
Live Nation Entertainment, Inc. *	8,166	1,334,324
Match Group, Inc.	12,426	438,886
Meta Platforms, Inc., Class A	112,594	82,686,782
Netflix, Inc. *	22,059	26,446,976
News Corp., Class A	26,633	817,899
Omnicom Group, Inc.	10,109	824,187
Paramount Skydance Corp.	15,831	299,523
Take-Two Interactive Software, Inc. *	9,030	2,332,991
TKO Group Holdings, Inc.	3,585	724,027
Trade Desk, Inc., Class A *	23,083	1,131,298
Walt Disney Co.	93,333	10,686,628
Warner Bros Discovery, Inc. *	128,961	2,518,608
		274,027,899

Pharmaceuticals, Biotechnology & Life Sciences 5.1%
AbbVie, Inc.	91,705	21,233,376
Agilent Technologies, Inc.	14,718	1,889,055
Amgen, Inc.	27,947	7,886,643
Biogen, Inc. *	7,625	1,068,110
Bio-Techne Corp.	8,203	456,333
Bristol-Myers Squibb Co.	105,789	4,771,084
Charles River Laboratories International, Inc. *	2,522	394,592
Danaher Corp.	33,092	6,560,820
Eli Lilly & Co.	41,271	31,489,773
Gilead Sciences, Inc.	64,412	7,149,732
Incyte Corp. *	8,495	720,461
IQVIA Holdings, Inc. *	8,810	1,673,371
Johnson & Johnson	125,020	23,181,209
Merck & Co., Inc.	129,664	10,882,700
Mettler-Toledo International, Inc. *	1,067	1,309,860
Moderna, Inc. *	17,933	463,209
Pfizer, Inc.	295,232	7,522,511
Regeneron Pharmaceuticals, Inc.	5,279	2,968,223
Revvity, Inc.	6,041	529,494
Thermo Fisher Scientific, Inc.	19,602	9,507,362
Vertex Pharmaceuticals, Inc. *	13,321	5,217,037
Viatris, Inc.	59,978	593,782
Waters Corp. *	3,093	927,312
West Pharmaceutical Services, Inc.	3,754	984,787
Zoetis, Inc.	22,962	3,359,800
		152,740,636

SECURITY	NUMBER OF SHARES	VALUE ($)
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	15,254	2,403,420
CoStar Group, Inc. *	21,912	1,848,716
		4,252,136

Semiconductors & Semiconductor Equipment 13.7%
Advanced Micro Devices, Inc. *	84,244	13,629,837
Analog Devices, Inc.	25,761	6,329,478
Applied Materials, Inc.	41,659	8,529,264
Broadcom, Inc.	244,164	80,552,145
First Solar, Inc. *	5,556	1,225,265
Intel Corp. *	227,217	7,623,130
KLA Corp.	6,850	7,388,410
Lam Research Corp.	65,700	8,797,230
Microchip Technology, Inc.	28,118	1,805,738
Micron Technology, Inc.	58,095	9,720,455
Monolithic Power Systems, Inc.	2,484	2,286,870
NVIDIA Corp.	1,266,641	236,329,878
NXP Semiconductors NV	13,100	2,983,263
ON Semiconductor Corp. *	21,166	1,043,695
QUALCOMM, Inc.	55,988	9,314,164
Skyworks Solutions, Inc.	7,723	594,516
Teradyne, Inc.	8,231	1,132,915
Texas Instruments, Inc.	47,195	8,671,137
		407,957,390

Software & Services 12.3%
Accenture PLC, Class A	32,333	7,973,318
Adobe, Inc. *	22,021	7,767,908
Akamai Technologies, Inc. *	7,528	570,321
AppLovin Corp., Class A *	14,053	10,097,643
Autodesk, Inc. *	11,122	3,533,126
Cadence Design Systems, Inc. *	14,157	4,972,788
Cognizant Technology Solutions Corp., Class A	25,287	1,695,999
Crowdstrike Holdings, Inc., Class A *	12,939	6,345,027
Datadog, Inc., Class A *	16,729	2,382,209
EPAM Systems, Inc. *	2,941	443,473
Fair Isaac Corp. *	1,243	1,860,187
Fortinet, Inc. *	33,731	2,836,102
Gartner, Inc. *	3,921	1,030,713
Gen Digital, Inc.	29,086	825,751
GoDaddy, Inc., Class A *	7,165	980,387
International Business Machines Corp.	48,357	13,644,411
Intuit, Inc.	14,481	9,889,220
Microsoft Corp.	385,867	199,859,813
Oracle Corp.	86,028	24,194,515
Palantir Technologies, Inc., Class A *	118,060	21,536,505
Palo Alto Networks, Inc. *	34,674	7,060,320
PTC, Inc. *	6,227	1,264,205
Roper Technologies, Inc.	5,575	2,780,197
Salesforce, Inc.	49,627	11,761,599
ServiceNow, Inc. *	10,798	9,937,183
Synopsys, Inc. *	9,615	4,743,945
Tyler Technologies, Inc. *	2,249	1,176,587
VeriSign, Inc.	4,342	1,213,893
Workday, Inc., Class A *	11,186	2,692,806
		365,070,151

Technology Hardware & Equipment 8.6%
Amphenol Corp., Class A	63,380	7,843,275
Apple, Inc.	770,387	196,163,642
Arista Networks, Inc. *	53,502	7,795,776
CDW Corp.	6,788	1,081,193
Cisco Systems, Inc.	205,569	14,065,031

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Corning, Inc.	40,506	3,322,707
Dell Technologies, Inc., Class C	15,702	2,226,073
F5, Inc. *	3,005	971,186
Hewlett Packard Enterprise Co.	67,958	1,669,049
HP, Inc.	48,645	1,324,603
Jabil, Inc.	5,601	1,216,369
Keysight Technologies, Inc. *	8,940	1,563,785
Motorola Solutions, Inc.	8,656	3,958,302
NetApp, Inc.	10,433	1,235,893
Seagate Technology Holdings PLC	11,073	2,613,892
Super Micro Computer, Inc. *	25,954	1,244,235
TE Connectivity PLC	15,373	3,374,835
Teledyne Technologies, Inc. *	2,430	1,424,077
Trimble, Inc. *	12,360	1,009,194
Western Digital Corp.	17,968	2,157,238
Zebra Technologies Corp., Class A *	2,655	788,960
		257,049,315

Telecommunication Services 0.9%
AT&T, Inc.	371,187	10,482,321
T-Mobile U.S., Inc.	25,130	6,015,619
Verizon Communications, Inc.	218,876	9,619,600
		26,117,540

Transportation 1.3%
CH Robinson Worldwide, Inc.	6,120	810,288
CSX Corp.	96,572	3,429,272
Delta Air Lines, Inc.	33,597	1,906,630
Expeditors International of Washington, Inc.	7,081	868,060
FedEx Corp.	11,275	2,658,758
JB Hunt Transport Services, Inc.	3,961	531,447
Norfolk Southern Corp.	11,671	3,506,085
Old Dominion Freight Line, Inc.	9,579	1,348,531
Southwest Airlines Co.	27,145	866,197
Uber Technologies, Inc. *	108,257	10,605,938
Union Pacific Corp.	30,786	7,276,887
United Airlines Holdings, Inc. *	16,748	1,616,182
United Parcel Service, Inc., Class B	38,224	3,192,851
		38,617,126

Utilities 2.3%
AES Corp.	36,497	480,301
Alliant Energy Corp.	13,373	901,474
Ameren Corp.	14,087	1,470,401
American Electric Power Co., Inc.	27,701	3,116,362
American Water Works Co., Inc.	10,176	1,416,397
Atmos Energy Corp.	8,314	1,419,615
CenterPoint Energy, Inc.	33,963	1,317,764
CMS Energy Corp.	15,485	1,134,431
Consolidated Edison, Inc.	18,737	1,883,443
SECURITY	NUMBER OF SHARES	VALUE ($)
Constellation Energy Corp.	16,227	5,339,819
Dominion Energy, Inc.	44,222	2,705,060
DTE Energy Co.	10,730	1,517,544
Duke Energy Corp.	40,413	5,001,109
Edison International	19,884	1,099,188
Entergy Corp.	23,163	2,158,560
Evergy, Inc.	11,929	906,843
Eversource Energy	19,370	1,377,982
Exelon Corp.	52,353	2,356,409
FirstEnergy Corp.	27,018	1,237,965
NextEra Energy, Inc.	106,901	8,069,956
NiSource, Inc.	24,526	1,061,976
NRG Energy, Inc.	10,016	1,622,091
PG&E Corp.	114,455	1,725,981
Pinnacle West Capital Corp.	6,152	551,588
PPL Corp.	38,515	1,431,217
Public Service Enterprise Group, Inc.	25,889	2,160,696
Sempra	33,819	3,043,034
Southern Co.	57,146	5,415,726
Vistra Corp.	16,567	3,245,807
WEC Energy Group, Inc.	16,715	1,915,372
Xcel Energy, Inc.	30,628	2,470,148
		69,554,259
Total Common Stocks (Cost $1,281,181,462)		2,961,338,107

INVESTMENT COMPANIES 0.2% OF NET ASSETS

Equity Funds 0.2%
iShares Core S&P 500 ETF	8,500	5,689,050
Total Investment Companies (Cost $5,412,704)		5,689,050
Total Investments in Securities (Cost $1,286,594,166)		2,967,027,157

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/19/25	28	9,434,250	58,032

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended September 30, 2025:
SECURITY	VALUE AT 12/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/25	BALANCE OF SHARES HELD AT 9/30/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Financial Services 0.3%
Charles Schwab Corp.	$5,678,861	$1,212,193	($259,646 )	($6,269 )	$1,783,954	$8,409,093	88,081	$70,741

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$2,961,338,107	$—	$—	$2,961,338,107
Investment Companies [1]	5,689,050	—	—	5,689,050
Futures Contracts [2]	58,032	—	—	58,032
Total	$2,967,085,189	$—	$—	$2,967,085,189

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings (Unaudited) (continued)

The levels associated with valuing the fund’s investments as of September 30, 2025, are disclosed in the fund’s Portfolio Holdings.
REG47715SEP25